As filed with the Securities and Exchange Commission on November 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September, 2010 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK - 81.5%

Aerospace & Defense - 3.4%
Innovative Solutions and Support, Inc. (a)	540,000	$2,624,400
Lockheed Martin Corporation	267,000	19,031,760
		21,656,160

Airlines - 1.3%
Allegiant Travel Company	200,000	8,464,000

Automobiles & Components - 8.9%
Ford Motor Company (a)	2,000,000	24,480,000
Fuel Systems Solutions Inc. (a)	320,000	12,515,200
Sonic Automotive, Inc.	1,495,000	14,695,850
Westport Innovations Inc. (a)(b)	280,000	4,928,000
		56,619,050

Banks - 2.9%
Bank of America Corp.	1,431,335	18,764,802

Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	910,000	19,929,000
DragonWave Inc. (a)(b)	344,000	2,435,520
		22,364,520

Computers & Equipment - 1.3%
Intel Corp.	416,000	7,999,680

Health Care Providers & Services - 11.2%
Amedisys, Inc.(a)	675,000	16,065,000
Laboratory Corporation of America Holdings (a)	290,000	22,744,700
UnitedHealth Group, Inc.	931,200	32,694,432
		71,504,132
Household Durables - 0.2%
Stanley Furniture Co., Inc. (a)	420,800	1,447,552

Information Software & Services - 4.2%
Oracle Corp.	1,000,000	26,850,000

Insurance - 3.5%
Berkshire Hathaway Inc. - Class B (a)	271,800	22,472,424

Oil, Gas & Consumable Fuels - 6.2%
Chesapeake Energy Corp. (c)	600,000	13,590,000
Helix Energy Solutions Group Inc. (a)	550,000	6,127,000
Noble Corporation (b)	280,000	9,461,200
Transocean Ltd. (a)(b)	162,300	10,434,267
		39,612,467

THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September, 2010 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Pharmaceuticals & Biotechnology - 11.6%
Abbott Laboratories	400,000	$20,896,000
Gilead Sciences, Inc. (a)	360,000	12,819,600
Hospira, Inc. (a)	245,000	13,967,450
Marshall Edwards, Inc. (a)	7,560	8,845
Novogen, Ltd. - ADR (a)(b)	250,360	145,209
Pfizer, Inc.	1,500,000	25,755,000
		73,592,104

Retail - 2.8%
Aeropostale, Inc. (a)	560,000	13,020,000
Group 1 Automotive, Inc.	165,000	4,930,200
		17,950,200

Software & Services - 0.5%
Symantec Corporation (a)	200,000	3,034,000

Technology Hardware & Equipment - 5.9%
Corning Incorporated	762,200	13,933,016
Hewlett-Packard Co.	410,000	17,248,700
MEMC Electronic Materials (a)	225,000	2,682,000
MIPS Technologies, Inc. (a)	356,300	3,466,799
		37,330,515

Telecommunication Services - 6.7%
AT&T Inc.	840,000	24,024,000
Telefonica S.A. - ADR (b)	250,000	18,537,500
		42,561,500

Tobacco - 4.3%
Philip Morris International, Inc.	490,580	27,482,292

Trading Companies & Distributors - 3.1%
Rush Enterprises, Inc. - Class A (a)	299,907	4,600,573
Rush Enterprises, Inc. - Class B (a)	31,407	431,846
WESCO International, Inc. (a)	370,000	14,537,300
		19,569,719

Total Common Stocks		519,275,117
(Cost $488,020,941)

	Principal
Name of Issuer or Title of Issue	Amount	Value

SHORT-TERM INVESTMENTS - 7.9%
MetLife Commercial Paper, 0.103%, 11/04/2010	$25,000,000	24,997,606
University of California Commercial Paper, 0.218%, 10/07/2010	25,000,000	24,999,105

Total Short-Term Investments		49,996,711
(Cost $49,996,711)

TOTAL INVESTMENTS		569,271,828
(Cost $538,017,652) - 89.4%
ASSETS IN EXCESS OF		67,886,494
OTHER LIABILITIES - 10.6%
TOTAL NET ASSETS - 100.0%		$637,158,322

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Foreign company.
(c) Shares are held as collateral for all or a portion of a corresponding written option contract.

THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS
September, 2010 (Unaudited)

		Contracts
Name of Issuer or Title of Issue		(100 Shares Per Contract)	Value

WRITTEN CALL OPTIONS - 0.0%
Chesapeake Energy Corp.
	Expiration October 2010
	Exercise Price $24.00	6,000	$102,000

	Total Options Written		$102,000
	(Premiums Received $1,352,517)

Summary of Fair Value Exposure at September 30, 2010

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$ 519,275,117	$ -	$ -	$ 519,275,117

Short-Term Investments	-	49,996,711	-	49,996,711

Total Investments	$ 519,275,117	$ 49,996,711	$ -	$ 569,271,828

Written Option Contracts	$ 102,000	$ -	$ -	$ 102,000

* Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

There were no transfers into or out of Level 1 or Level 2 during the period.
The Fund did not invest in any Level 3 investments during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$538,017,652
Gross unrealized appreciation	$68,740,950
Gross unrealized depreciation	-37,486,774
Net unrealized depreciation	$31,254,176

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)    /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date             11/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Ronald H. Muhlenkamp
  Ronald H. Muhlenkamp, President

Date             11/23/10

By (Signature and Title)*   /s/ James S. Head
 James S. Head, Treasurer

Date             11/23/10

* Print the name and title of each signing officer under his or her signature.